Note 12 - Other Assets (Details) - Summary of Other Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 12 - Other Assets (Details) - Summary of Other Assets [Line Items]
OtherAssetsNonCurrent	$ 3,509	$ 3,474
Deferred Charges [Member]
Note 12 - Other Assets (Details) - Summary of Other Assets [Line Items]
OtherAssetsNonCurrent	1,554	1,353
Use Rights [Member]
Note 12 - Other Assets (Details) - Summary of Other Assets [Line Items]
OtherAssetsNonCurrent	1,179	1,207
Refundable Deposits [Member]
Note 12 - Other Assets (Details) - Summary of Other Assets [Line Items]
OtherAssetsNonCurrent	681	789
Deferred Income Tax Assets - Noncurrent [Member]
Note 12 - Other Assets (Details) - Summary of Other Assets [Line Items]
OtherAssetsNonCurrent	$ 95	$ 125